Basis Of Presentation and Summary of Significant Accounting Policies Tax Effects on Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Pension plan adjustments	$ 82	$ 294	$ 166	$ 611	$ (10,198)	$ 8,646	$ 2,207
Foreign currency translation adjustments	1,430	2,707	4,027	7,021	13,690	2,684	(5,515)
Fair value of cash flow hedges	1,654	(1,690)	(1,343)	(5,536)	(5,776)	(22,197)	(36,050)
Share of equity investee's comprehensive loss					$ (1,510)	$ 7,200	$ 0